Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K 2018) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Within 1 year	$ 184,612	$ 50,201
After 1 year but within 5 years
Future minimum lease payments	$ 435,341	$ 50,201